Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

At September 30, 2019 and December 31, 2018, deferred revenue consists of the following:

	September 30, 2019	December 31, 2018
Franchise fees	$958,998	$801,107
Unearned vendor rebates	75,411	106,841
Less: Unearned vendor rebates, current	(75,411)	(106,841)
Less: Franchise fees, current	(56,220)	(801,107)
Deferred revenues, non-current	$902,778	$-

At December 31, 2018 and 2017, deferred revenue consists of the following:

	December 31,	December 31,
	2018	2017
Customer deposits	$-	$18,179
Franchise fees	801,107	1,223,608
Unearned vendor rebates	106,841	150,073
	$907,948	$1,391,860